Derivative liabilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable
Balances at beginning of period	$ 749,600	$ 0
Embedded Derivatives	0	748,421
Changes in Fair Value Inputs	400	1,179
Reclass to Additional Paid in capital	(750,000)	0
Balances at end of period	$ 0	$ 749,600